Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 720,550
Ending Balance	741,683	$ 720,550
Net Book Value	741,683	720,550
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	134,018
Ending Balance	96,896	134,018
Net Book Value	96,896	134,018
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	64,227
Ending Balance	61,417	64,227
Net Book Value	61,417	64,227
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	259,710
Ending Balance	285,755	259,710
Net Book Value	285,755	259,710
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	214,165
Ending Balance	237,569	214,165
Net Book Value	237,569	214,165
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	48,430
Ending Balance	60,046	48,430
Net Book Value	60,046	48,430
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,199,895	1,073,849
Additions	15,309	296,378
Disposals		(144,713)
Currency translation adjustment	(180,287)	(458,580)
Impact of hyperinflation	419,554	432,961
Modification	(46,120)
Ending Balance	1,408,351	1,199,895
Net Book Value	1,408,351	1,199,895
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	202,790	50,449
Additions		236,202
Disposals		(47,685)
Currency translation adjustment	(26,099)	(105,792)
Impact of hyperinflation	64,071	69,616
Modification	(46,120)
Ending Balance	194,642	202,790
Net Book Value	194,642	202,790
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	208,913	186,362
Additions		14,498
Disposals
Currency translation adjustment	(29,292)	(60,555)
Impact of hyperinflation	66,407	68,608
Modification
Ending Balance	246,028	208,913
Net Book Value	246,028	208,913
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	358,889	333,337
Additions		11,076
Disposals
Currency translation adjustment	(57,820)	(126,062)
Impact of hyperinflation	133,966	140,538
Modification
Ending Balance	435,035	358,889
Net Book Value	435,035	358,889
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	362,181	458,784
Additions		15,644
Disposals		(97,028)
Currency translation adjustment	(57,543)	(151,880)
Impact of hyperinflation	135,194	136,661
Modification
Ending Balance	439,832	362,181
Net Book Value	439,832	362,181
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	67,122	44,917
Additions	15,309	18,958
Disposals
Currency translation adjustment	(9,533)	(14,291)
Impact of hyperinflation	19,916	17,538
Modification
Ending Balance	92,814	67,122
Net Book Value	92,814	67,122
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	479,345	332,122
Disposals		(40,599)
Depreciation	87,408	175,764
Currency translation adjustment	(74,041)	(121,344)
Impact of hyperinflation	173,956	133,402
Ending Balance	666,668	479,345
Net Book Value	666,668	479,345
Accumulated Depreciation [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	68,772	40,167
Disposals		(10,332)
Depreciation	14,230	37,457
Currency translation adjustment	(10,927)	(14,892)
Impact of hyperinflation	25,671	16,372
Ending Balance	97,746	68,772
Net Book Value	97,746	68,772
Accumulated Depreciation [Member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	144,686	126,995
Disposals
Depreciation	10,706	13,135
Currency translation adjustment	(21,650)	(45,848)
Impact of hyperinflation	50,869	50,404
Ending Balance	184,611	144,686
Net Book Value	184,611	144,686
Accumulated Depreciation [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	99,179	45,422
Disposals
Depreciation	28,837	52,084
Currency translation adjustment	(15,758)	(16,840)
Impact of hyperinflation	37,022	18,513
Ending Balance	149,280	99,179
Net Book Value	149,280	99,179
Accumulated Depreciation [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	148,016	111,264
Disposals		(30,267)
Depreciation	22,513	62,920
Currency translation adjustment	(23,517)	(41,251)
Impact of hyperinflation	55,251	45,350
Ending Balance	202,263	148,016
Net Book Value	202,263	148,016
Accumulated Depreciation [Member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	18,692	8,274
Disposals
Depreciation	11,122	10,168
Currency translation adjustment	(2,189)	(2,513)
Impact of hyperinflation	5,143	2,763
Ending Balance	32,768	18,692
Net Book Value	$ 32,768	$ 18,692